Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 7,030,507	$ 31,301,957
Restricted cash	6,929,172	325,000
Trade receivables, net	7,021,588	8,536,240
Other receivables	1,273,132	599,988
Prepaid expenses	503,109	549,276
Due from related parties	843,510	146,051
Inventories	2,131,464	1,145,243
Marketable securities	955,535	1,616,329
Total current assets	26,688,017	44,220,084
Fixed assets
Vessels, net	369,032,973	306,135,916
Advances for vessels under construction	49,971,703	45,209,166
Other fixed assets, net	922,565	595,840
Total fixed assets, net	419,927,241	351,940,922
Investment in affiliate	2,956,250	11,309,375
Interest rate swaps	66,475	87,295
Other assets	4,367,134	2,303,304
Restricted cash	6,960,000	9,685,000
Total Assets	460,965,117	419,545,980
Current liabilities
Trade accounts payable	2,766,734	2,543,468
Accrued expenses	4,012,238	2,054,903
Due to related parties	166,354	82,074
Interest rate swaps	589,896	980,465
Deferred income	233,245	737,251
Current portion of long-term debt	20,714,324	17,257,750
Total current liabilities	28,482,791	23,655,911
Long-term liabilities
Long-term debt	210,064,414	162,857,176
Interest rate swaps	17,369	382,116
Total long-term liabilities	210,081,783	163,239,292
Total Liabilities	238,564,574	186,895,203
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 17,669,442 and 24,809,142 issued and outstanding at December 31, 2013 and 2014, respectively	24,809	17,669
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	535,233,573	493,803,591
Accumulated other comprehensive loss	(150,986)	(259,811)
Accumulated deficit	(312,706,853)	(260,910,672)
Total Shareholders' Equity	222,400,543	232,650,777
Total Liabilities and Shareholders' Equity	$ 460,965,117	$ 419,545,980